Note 15 - Deconsolidation of GB Sciences Puerto Rico, LLC (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Cash and cash equivalents	$ 3,579,700	$ 2,929,015	$ 971,286	$ 2,692,953	$ 34,824
Long term deposits	1,464,457	1,440,264		1,203,305
Property and equipment	13,759,157	20,873,035		8,642,677
Less:
Carrying value of noncontrolling interest	$ 2,882,990	$ 9,122,287		$ 77,421
Deconsolidated
Noncash or Part Noncash Divestiture, Description	During the third quarter of the fiscal year, the Company agreed to transfer approximately 17% of its membership interest in GB Sciences Puerto Rico, LLC (GBSPR) to Cesar Cordero-Kruger, who at the time of the agreement owned approximately 34% of GBSPR. The Company did not receive any consideration in the transaction but was relieved of any obligation to fund the losses of GBSPR going forward.
Net liabilities	$ (228,572)
Cash and cash equivalents	19,417
Long term deposits	112,134
Property and equipment	45,752
Less:
Accrued liabilities	405,000
Other liabilities	875
Net liabilities deconsolidated	228,572
Consideration received	0
Fair value of retained noncontrolling interest	0
Carrying value of noncontrolling interest	129,396
Gain on sale of membership interest in GB Sciences Puerto Rico, LLC	$ 357,968